PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	PROPERTY, PLANT AND EQUIPMENT AND GOODWILL
During the first half of 2023, with respect to its steelmaking operations in Kryvyi Rih, Ukraine, with a carrying amount of property, plant and equipment of 0.6 billion, the Company continued to ramp up operations and has been operating two of three blast furnaces until end of May 2023 following the restart of Blast furnace No.8 on April 14, 2023. On June 6, 2023, following the destruction of the Nova Kakhovka reservoir's dam, ArcelorMittal Kryvyi Rih temporarily suspended steelmaking and production of rolled products to reduce water consumption. As a result, the Company shut down Blast furnace No.6 slightly earlier than planned for a major planned repair but continued to operate Blast furnace No.8. In July 2023, ArcelorMittal Kryvyi Rih announced that it had completed the construction of a new pumping station and 5 kilometers pipeline to supply water to the city and to ensure full coverage of its production needs. ArcelorMittal Ukraine is now operating its mining operations at 40% of capacity and steel at 30% of capacity.
The Company revised its value in use calculation, including cash flow projections for the second half of 2023 and 2024 and timing expectations regarding return to pre-war conditions. It applied separate discount rates over the discrete projections period, including a higher country risk premium for the cash flow projections until the end of 2024 and a return to a pre-war country risk premium after 2024 and for the terminal value calculation as value in use is sensitive to a difference in country risk for different periods. It concluded that the recoverable amount remains in excess of the carrying amount. Conversely, if the ongoing conflict between Russia and Ukraine persists, it could continue to have a material effect on the overall macroeconomic environment potentially affecting steel and iron ore demand and prices as well as energy costs. It could also result in further reduced production, sales and income with respect to the Company's Ukrainian operations thus increasing the risk that the Company may need to record an additional impairment charge with respect to such operations in the future.As of June 30, 2023, the Company assessed the existence of any impairment indicator with respect to property, plant and equipment and goodwill relating to other cash-generating units and concluded that there are none.